CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (18,072)	$ (7,994)	$ (19,842)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	3,668	4,043	5,708
Impairment of intangible assets			5,777
Stock-based compensation	3,366	5,141	7,170
Capital loss	27	24	328
Increase (decrease) in accrued severance pay, net	105	(29)	349
Decrease in other assets	1	1,576	1,205
Decrease in accrued interest and amortization of premium on marketable securities	913	1,238	967
Decrease (increase) in trade receivables	1,421	(284)	(847)
Decrease (increase) in other receivables and prepaid expenses	1,350	699	(2,623)
Decrease (increase) in inventories	(662)	2,934	(60)
Decrease (increase) in long-term deferred taxes, net	(34)	234	1,403
Increase (decrease) in trade payables	2,582	(3,832)	2,218
Increase (decrease) in employees and payroll accruals	1,140	(811)	901
Increase (decrease) in deferred revenues	518	(4,248)	1,961
Increase (decrease) in other payables and accrued expenses	3,449	(2,155)	(429)
Net cash provided by (used in) operating activities	(228)	(3,464)	4,186
Cash flows from investing activities:
Redemption of (Investment in) restricted deposits	(428)	203	(203)
Redemption of (Investment in) short-term deposits	(1,222)	12,879	16,300
Purchase of property and equipment	(2,833)	(1,582)	(2,223)
Investment in available-for sale marketable securities	(30,123)	(29,695)	(34,098)
Proceeds from redemption or sale of marketable securities	26,488	33,208	22,221
Proceeds from sale of property and equipment		26
Acquisition of Optenet, net of cash (see schedule A below)			(9,859)
Net cash (used in) provided by investing activities	(8,118)	15,039	(7,862)
Cash flows from financing activities:
Proceeds from exercise of stock options	362	113	132
Purchase of treasury stock, net		(3,832)	(166)
Net cash provided by (used in) financing activities	362	(3,719)	(34)
Increase (decrease) in cash and cash equivalents	(7,984)	7,856	(3,710)
Cash and cash equivalents at the beginning of the year	23,326	15,470	19,180
Cash and cash equivalents at the end of the year	15,342	23,326	15,470
Supplementary cash flow information:
Taxes	342	175	139
Estimated net fair value of assets acquired and liabilities assumed at the date of acquisition was as follows:
Working capital, net (excluding cash and cash equivalents)			(204)
Equipment and other assets			152
Intangible assets			7,242
Goodwill			10,748
Total consideration			17,938
Non cash consideration			(8,079)
Payment for acquisition, net of cash			$ 9,859